Finance leases	12 Months Ended
Dec. 31, 2018
Finance Leases [Abstract]
Finance leases
9. Finance leases
As at December 31, 2018 Ardmore was a party, as the lessee, to seven finance lease facilities, which it has used primarily to finance vessel acquisitions and for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the finance lease facilities, which totaled 13 vessels as at December 31, 2018 (2017: three vessels)
. ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default.
The outstanding principal balances on each finance lease facility as at December 31, 2018 and 2017 were as follows:

	As at
	Dec 31, 2018	Dec 31, 2017
River Hudson LLC	10,380,600	11,767,600
Japanese Leases No.1 and 2	36,253,400	41,094,600
Japanese Lease No.3	17,870,500	—
CMBFL Leases No.1 to 4	87,496,402	—
Ocean Yield ASA	66,563,040	—
Japanese Lease No.4	26,061,943	—
China Huarong Leases	51,555,997	—
Total minimum finance lease payments	296,181,882	52,862,200
Amounts representing interest and deferred finance fees	(54,705,784)	(10,368,181)
Net minimum finance lease payments	241,476,098	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	238,596,098	39,614,019
Current portion of finance lease obligations	26,589,017	3,783,044
Current portion of deferred finance fees	(739,817)	(245,578)
Non-current portion of finance lease obligations	218,985,447	39,402,440
Non-current portion of deferred finance fees	(3,358,549)	(445,887)
Total finance lease obligations	241,476,098	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	238,596,098	39,614,019

Future minimum scheduled payments under Ardmore’s finance lease facilities for each year are as follows:

As at Dec 31, 2018
2019	37,532,945
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 – 2030	140,757,796
Total minimum finance lease payments	296,181,882
Amounts representing interest and deferred finance fees	(54,705,784)
Net minimum finance lease payments (1)	241,476,098
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum finance lease payments	238,596,098
(1)	Includes $8.3 million related to vessel held for sale repayable on January 2, 2019.

Assets recorded under finance leases consist of the following:

	As at
	Dec 31, 2018	Dec 31, 2017
Vessels, equipment and deferred drydock expenditure	360,675,433	75,712,769
Accumulated depreciation	(46,540,825)	(19,721,568)
Vessel held for sale	8,083,405	—
	322,218,013	55,991,201

River Hudson LLC
On December 22, 2016, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Seatrader
. The facility was drawn down in December 2016. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date. On January 2, 2019, Ardmore exercised the purchase option and repaid the facility in full.
Japanese Leases No. 1 and 2
On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealeader
 and
Ardmore Sealifter
, respectively, with JPV. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include fixed price purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the consolidated balance sheet, with the associated finance lease liability presented gross of the $2.9 million.
Japanese Lease No. 3
On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealancer
 with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes fixed price purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheet, with the associated finance lease liability presented net of the $1.4 million.
CMBFL Leases No. 1 to 4
On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Endurance and Ardmore Enterprise,
respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.
On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Encounter
 and
Ardmore Explorer
, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include fixed price purchase options exercisable by Ardmore.
Ocean Yield ASA
On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Dauntless
 and
Ardmore Defender
, respectively with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include fixed price purchase options exercisable by Ardmore.
Japanese Lease No. 4
On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), with Rich Ocean Shipping of the
Ardmore Engineer
. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the leases are made on a monthly basis. The finance leases is scheduled to expire in 2029 and includes fixed price purchase options exercisable by Ardmore.
China Huarong Leases
On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the
Ardmore Seavanguard
 and
Ardmore Exporter
, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”).
The facility was drawn down in December 2018. Interest is calculated at a rate of
LIBOR
plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for
Ardmore
to repurchase the vessels, as well as purchase options exercisable by
Ardmore
, which
Ardmore
could elect to exercise at an earlier date.
Finance leases financial covenants
Some of Ardmore’s existing finance lease facilities (as described above) include financial covenants which are consistent with, or no more onerous than, ASC’s long-term debt financial covenants described in Note 8. The Company was in full compliance with all of its finance lease covenants as of December 31, 2018 and 2017.